VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	$ 53,802
Equity securities, at fair value	3,854	$ 3,663
Mortgage loans on real estate, net of allowance	12,426	5,962
Private loans, net of allowance	5,204	1,198
Investment real estate	2,366	861
Investment funds	6,111	2,483
Short-term investments, at estimated fair value	4,400	3,115
Other invested assets	1,089	279
Cash and cash equivalents	12,243	4,308	$ 2,145	$ 393
Other assets	2,461	730
Total assets	139,953	61,643
Notes payable	189	174
Total liabilities	126,877	52,794
Carrying Amount
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	53,802	18,777
Equity securities, at fair value	3,854	3,663
Mortgage loans on real estate, net of allowance	12,426	5,962
Short-term investments, at estimated fair value	4,400	3,115
Other assets	856	34
Other liabilities	27	12
Maximum Exposure to Loss
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	53,802	18,777
Equity securities, at fair value	3,854	3,663
Mortgage loans on real estate, net of allowance	12,240	5,683
Short-term investments, at estimated fair value	4,400	3,115
Other assets	856	34
Other liabilities	27	12
Consolidated Variable Interest Entities
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	127	153
Equity securities, at fair value	576	54
Mortgage loans on real estate, net of allowance	189	82
Private loans, net of allowance	1,384	727
Investment real estate	1,798	172
Real estate partnerships	2,885	2,477
Investment funds	4,804	375
Other invested assets	144	30
Cash and cash equivalents	218	85
Other assets	404	83
Total assets	12,529	4,238
Notes payable	189	174
Other liabilities	363	30
Total liabilities	552	204
Unconsolidated Variable Interest Entities | Carrying Amount
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	2,142	0
Equity securities, at fair value	466	239
Mortgage loans on real estate, net of allowance	716	630
Investment real estate	2,548	2,478
Investment funds	1,989	0
Short-term investments, at estimated fair value	99	0
Other assets	173	0
Total assets	8,133	3,347
Unconsolidated Variable Interest Entities | Maximum Exposure to Loss
Variable Interest Entity [Line Items]
Available-for-sale fixed maturity securities	3,003	0
Equity securities, at fair value	466	239
Mortgage loans on real estate, net of allowance	731	630
Investment real estate	2,579	2,478
Investment funds	2,153	0
Short-term investments, at estimated fair value	99	0
Other assets	189	0
Total assets	$ 9,220	$ 3,347